Accounts payable and accrued liabilities	9 Months Ended
Sep. 30, 2023
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities

Note 3 Accounts payable and accrued liabilities:

The following table represents the components of accounts payable and accrued liabilities as of:

	September 30, 2023	December 31, 2022
Trade accounts payable	$510,688	$789,204
Pre-clinical research and toxicology studies	254,293	-
Accrued other	14,592	22,534
	$779,573	$811,738